Fair Value Measurements (Details 3) (Fuel swap contracts, USD $) In Thousands, except Per Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discounted Cash Flows Minimum	Dec. 31, 2012 Discounted Cash Flows Maximum	Dec. 31, 2012 Discounted Cash Flows Weighted Average
Information relating to the significant unobservable inputs of Level 3 financial instruments
Fair value at the end of the period	$ 1,844	$ (733)	$ 6,649
Forward Unleaded Price per Gallon (in dollars per gallon)				$ 3.36	$ 3.73	$ 3.55
Forward Diesel Price per Gallon (in dollars per gallon)				$ 3.88	$ 3.96	$ 3.90